Description of the Business and Basis of Presentation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 01, 2025
Restructuring Cost and Reserve [Line Items]
Treasury stock, retired, cost method, amount	$ 1,203.2
Refrigerated container
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life			13 years
Depreciation expense increase (decrease)	$ 22.8
Dry container
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life			15 years
Customer One | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	19.00%	20.00%
Customer Two | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	19.00%	19.00%
Customer Three | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	13.00%	13.00%